Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Brazil - 13.9%
Ambev SA - ADR (a)	969,149	$1,996,447
Auren Energia SA	247,246	519,745
CPFL Energia SA	183,733	1,054,423
CSN Mineracao SA	983,577	897,299
Embraer SA - ADR (b)	15,500	481,430
Gerdau SA - ADR (a)	192,364	623,260
Lojas Renner SA	151,875	355,511
M Dias Branco SA	57,165	273,386
Petroleo Brasileiro SA - ADR	151,960	1,999,794
PRIO SA	97,242	825,744
Sendas Distribuidora SA (b)	168,605	293,024
Telefonica Brasil SA	200,906	1,720,940
TIM SA	451,951	1,387,939
Vale SA - ADR	185,965	2,017,720
		14,446,662

Cayman Islands - 3.9%
Baidu, Inc. - ADR (a)(b)	22,623	2,003,719
Xiaomi Corp. - Class B (b)(c)	940,555	2,027,294
		4,031,013

Chile - 2.7%
Cencosud SA	532,444	984,191
Falabella SA (b)	326,839	1,082,668
Latam Airlines Group SA (b)	55,990,890	693,143
		2,760,002

China - 21.3%
Alibaba Group Holding Ltd. - ADR	27,161	2,141,645
China Coal Energy Co. Ltd. - Class H	1,687,636	1,710,781
China Feihe Ltd. (c)	635,687	288,030
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,101,885	1,571,129
CRRC Corp Ltd. - Class H	3,307,840	2,049,181
Hisense Home Appliances Group Co. Ltd.	277,778	897,738
JD Health International, Inc. (b)(c)	171,937	478,651
JD Logistics, Inc. (b)(c)	1,111,811	1,145,559
JD.com, Inc. - ADR (a)	72,769	1,920,374
Kingsoft Corp. Ltd.	116,839	331,247
Li Auto, Inc. - ADR (a)(b)	106,225	2,096,882
Sinotruk Hong Kong Ltd.	441,947	1,162,445
Tianqi Lithium Corp. - Class H	581,507	1,592,793
Weichai Power Co. Ltd. - Class H	1,116,682	1,783,753
Yangzijiang Shipbuilding Holdings Ltd.	496,604	999,375
ZTE Corp. - Class H	867,570	1,941,049
		22,110,632

Czech Republic - 1.9%
CEZ AS	50,276	1,936,072

Greece - 1.0%
Hellenic Telecommunications Organization SA	31,539	517,799
OPAP SA	28,311	493,604
		1,011,403

Hong Kong - 1.4%
China Medical System Holdings Ltd.	328,179	272,193
Kunlun Energy Co. Ltd.	1,239,421	1,202,482
		1,474,675

Indonesia - 3.6%
Adaro Energy Tbk PT	7,107,911	1,407,594
Perusahaan Gas Negara Tbk PT	5,986,267	589,054
Telekom Indonesia Persero Tbk PT	9,685,330	1,715,483
		3,712,131

Malaysia - 3.4%
Malaysia Airports Holdings Bhd	135,485	301,962
MISC Bhd	330,072	631,480
Telekom Malaysia Bhd	266,810	404,759
Tenaga Nasional Bhd	720,432	2,207,788
		3,545,989

Mexico - 9.3%
Cemex SAB de CV - ADR	126,882	814,582
Coca-Cola Femsa SAB de CV - ADR	11,858	1,072,319
Fomento Economico Mexicano SAB de CV - ADR	15,506	1,709,536
Gruma SAB de CV - Class B	30,179	566,308
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,016	605,788
Grupo Mexico SAB de CV - Class B	408,954	2,299,941
Kimberly-Clark de Mexico SAB de CV - Class A	271,463	483,741
Wal-Mart de Mexico SAB de CV	621,722	2,068,958
		9,621,173

Qatar - 1.2%
Industries Qatar QSC	336,286	1,209,004

Russia - 0.0%(d)
Alrosa PJSC (e)	91,900	0
Inter RAO UES PJSC (e)	1,901,988	0
LUKOIL PJSC – ADR (b)(e)	2,652	0
Magnit PJSC (e)	1,958	0
Magnitogorsk Iron & Steel Works PJSC - GDR (b)(e)	2,458	0
Magnitogorsk Iron & Steel Works PJSC (e)	106,418	0
Severstal PAO - GDR (b)(e)	2,129	0
Severstal PAO (e)	9,320	0
Surgutneftegas PJSC (e)	477,461	0
TATNEFT PJSC ADS (REPR 6 ORD RUB0.1) (b)(e)	3,600	0
		0

South Africa - 5.7%
African Rainbow Minerals Ltd.	13,677	162,209
Clicks Group Ltd.	13,026	253,189
Exxaro Resources Ltd.	69,278	741,260
Harmony Gold Mining Co. Ltd. - ADR	35,470	344,768
Kumba Iron Ore Ltd.	37,833	825,294
Mr Price Group Ltd.	31,942	379,358
MTN Group Ltd.	195,102	847,469
MultiChoice Group (b)	30,412	182,514
Sasol Ltd.	101,943	824,780
Vodacom Group Ltd.	237,607	1,333,600
		5,894,441

Taiwan - 17.6%
Catcher Technology Co. Ltd.	48,740	315,839
Cheng Shin Rubber Industry Co. Ltd.	339,378	498,174
Chicony Electronics Co. Ltd.	68,448	323,811
China Airlines Ltd.	873,985	610,221
Compal Electronics, Inc.	514,207	491,993
Eva Airways Corp.	1,058,481	1,109,360
Giant Manufacturing Co. Ltd.	49,283	355,341
Hon Hai Precision Industry Co. Ltd.	385,548	2,322,437
Largan Precision Co. Ltd.	7,333	628,001
Lite-On Technology Corp.	131,111	395,288
MediaTek, Inc.	53,657	1,991,528
Novatek Microelectronics Corp.	39,619	630,385
Pegatron Corp.	575,358	1,759,157
Pou Chen Corp.	523,268	574,687
Powertech Technology, Inc.	74,705	371,593
President Chain Store Corp.	111,066	937,658
Quanta Computer, Inc.	250,636	2,077,831
Synnex Technology International Corp.	197,893	428,056
Uni-President Enterprises Corp.	615,991	1,572,304
Wistron Corp.	281,612	829,329
		18,222,993

Thailand - 3.9%
PTT Exploration & Production PCL	463,053	1,909,631
PTT PCL	2,391,662	2,147,094
		4,056,725

Turkey - 7.1%
AG Anadolu Grubu Holding AS	63,435	816,455
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	14,319	181,486
Enka Insaat ve Sanayi AS	292,355	411,549
KOC Holding AS	322,015	2,091,490
Migros Ticaret AS	23,133	368,463
Oyak Cimento Fabrikalari AS (b)	118,578	283,754
Tofas Turk Otomobil Fabrikasi AS	37,639	318,226
Turk Traktor ve Ziraat Makineleri AS	12,054	281,898
Turkcell Iletisim Hizmetleri AS	189,050	602,809
Turkiye Petrol Rafinerileri AS	418,484	2,063,499
		7,419,629

United Arab Emirates - 0.3%
National Marine Dredging Co.	45,829	338,388
TOTAL COMMON STOCKS (Cost $99,806,510)		101,790,932

PREFERRED STOCKS - 0.9%	Shares	Value
Brazil - 0.9%
Cia Energetica de Minas Gerais	497,859	960,307
TOTAL PREFERRED STOCKS (Cost $963,123)		960,307

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (f)	5,882,571	5,882,571
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,882,571)		5,882,571

TOTAL INVESTMENTS - 104.8% (Cost $106,652,204)		108,633,810
Liabilities in Excess of Other Assets - (4.8)%		(4,911,318)
TOTAL NET ASSETS - 100.0%		$103,722,492

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $5,812,920 which represented 5.6% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $3,939,534 or 3.8% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Emerging Markets Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$101,790,931	$–	$–	(a)	$101,790,931
Preferred Stocks	960,307	–	–		960,307
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		5,882,571
Total Investments	$102,751,239	$–	$–	(a)	$108,633,809

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ECOW(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2024
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
ECOW	Fair Value as of 7/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0.00

* Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.